CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2017
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

12.CONVERTIBLE REDEEMABLE PREFERRED SHARES

The movement of the convertible redeemable preferred shares is set out as below:

	Series A	Series B
	Shares	Shares	Total

Balance as of January 1,2015	2,435	27,167	29,602
Accretion to redemption value of preferred shares	269	2,115	2,384
Repurchase of convertible redeemable preferred shares	(2,704)	(29,282)	(31,986)

Balance as of December 31, 2015	—	—	—

The Series A and Series B convertible redeemable preferred shares are collectively referred to as the “Preferred Shares”. The Preferred Shares are denominated in $, which is the functional currency of the Company.

A summary of the authorized, issued and outstanding Preferred Shares as of January 1, 2015 is as follows:

	Shares	Shares issued	Carrying	Liquidation
Series	authorized	and outstanding	value	value

Series A	7,500,000	929,412	2,435	1,150
Series B	8,000,000	6,434,389	27,167	30,000

The Company issued 6,505,882 and 929,412 Series A convertible redeemable preferred shares (“Series A Shares”) to external investors on July 8, 2008 and August 15, 2008, respectively, at a price of $1.0759 per share for total cash consideration of $8,000.

On September 26, 2011, the Company issued 6,434,389 Series B convertible redeemable preferred shares (‘‘Series B Shares’’) to external investors at a price of $3.1083 per share for a total cash consideration of $20,000. The cash proceeds received was $19,322, net of issuance cost of $678.

The Company has elected to recognize changes ratably over the redemption period. Increases in the carrying amount of the redeemable preferred shares are recorded by charges against retained earnings or, in the absence of retained earnings, by charges as a reduction of additional paid-in capital until additional paid-in capital is reduced to zero. Once additional paid-in capital is reduced to zero, the redemption value measurement adjustments should be recognized as an increase in accumulated deficit.

Key terms of the Preferred Shares are summarized as follows:

Dividends

Holders of the Preferred Shares are entitled to receive preference dividends at the simple rate of 5% per annum of the respective Preferred Shares issue price, out of any funds legally available for this purpose, when, as and if declared by the Board of Directors of the Company. No dividends were declared prior to the repurchase of all Preferred Shares on November 5, 2015.

Conversion

Each holder of Preferred Shares shall be entitled to convert any or all of its Preferred Shares at any time from time to time, without the payment of any additional consideration, into such number of fully paid ordinary shares per Preferred Share. Additionally, all outstanding preferred shares shall be automatically converted into common shares upon the closing of a qualified IPO. None of the Preferred Shares were converted to ordinary shares prior to the repurchase of all ordinary shares and Preferred Shares on November 5, 2015.

Voting rights

The holder of each Preferred Share shall be entitled to such number of votes as equals the whole number of ordinary shares into which such holder’s collective Preferred Shares are convertible immediately after the close of business on the record date of the determination of the Company’s shareholders entitled to vote or, if no such record date is established, at the date such vote is taken or any written consent of the Company’s shareholders is first solicited. The holders of Preferred Shares shall vote together with the holders of ordinary shares, and not as a separate class or series, on all matters put before the shareholders.

Liquidation preference

In the event of any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, the holders of Preferred Shares shall be entitled to be paid out of the assets of the Company available for distributions a liquidation preference in the amount per Preferred Share equal to 115% and 150% of the Preferred Share original purchase price (in each case as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions) for holders of Series A and Series B Shares, respectively, plus all dividends declared and unpaid with respect thereto (as adjusted for any Share splits, Share dividends, combinations, recapitalizations and similar transactions).

Payment of liquidation preference on Series B Shares is prior and in preference to any payment Series A Shares.

Redemption

On or after June 30, 2013, and so long as a qualified IPO has not occurred prior to such date, upon the request of the holders holding 51% or more of the then outstanding Series A Shares, the Company shall redeem all or any portion of the Series A Shares.

On or after the 4th anniversary of the completion date of the original issuance of the Series B Shares, and so long as a qualified IPO has not occurred prior to such date, upon the request of the holders holding 51% or more of the then outstanding Series B Shares, the Company shall redeem all or any portion of the Series B Shares.

The redemption price for each Preferred Share shall be equal to:  (i) 100% of the Preferred Shares’ original purchase price (in each case as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions), plus (ii) all dividends declared and unpaid with respect thereto (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions) to the date of such redemption, plus (iii) the redemption return amount.

The redemption return amount is equal to a return of 15% on the Series A Shares and 10% on the Series B Shares annually.

Repurchase of the Preferred Shares

In September 2011, the Company repurchased 6,505,882 Series A Shares from an external investor with a cash consideration of $11,064.

On November 5, 2015, the Company repurchased the remaining 929,412 Series A Shares and all Series B Shares with a consideration of $3,250 and $27,499, respectively. In addition, a company controlled by the Founders of the Company entered into a separate Capital Compensation Agreement with all Series B shareholders, in which it agreed to pay additional $2,000 to Series B shareholders for the repurchase of the shares. The Company accounted for the additional consideration of $2,000 as a capital contribution from the Founders. The Preferred Shares were repurchased in excess of the contractual redemption values, resulting in a deemed dividend of $763.

The Company accounted for the repurchase of preferred shares as an extinguishment. The difference between the fair value of the preferred shares and the carrying amount was recorded against additional paid-in capital.

Golden Share

On November 5, 2015, the Company issued a golden share to an external investor, which was a preferred share. The holder of the golden share was entitled to nominate, remove and replace two seats out of five of Board of Directors of the Company and shall not be entitled to any economic rights. The golden share has been redeemed at the par value upon the public listing of the Company.